Janus Henderson Contrarian Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.95%	6.43%		10.46%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.49%	6.95%		10.36%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.89%	7.48%		10.88%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.38%	7.98%		11.41%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.51%	8.09%	12.68%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.64%	7.20%		10.58%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.80%	5.93%		9.36%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	6.16%	5.96%		8.79%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.29%	7.85%		11.26%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	Since the inception of Class N Shares on August 4, 2017.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.